Realized Gains on Sales of Investments, Net	12 Months Ended
Dec. 31, 2020
Realized Gains Losses On Sales Of Investments Net [Abstract]
REALIZED GAINS ON SALES OF INVESTMENTS, NET
20.	REALIZED GAINS ON SALES OF INVESTMENTS, NET

The gross realized gains on sales of investments are RMB3,185,026, RMB46,126,258 and RMB20,153,659 for the years ended December 31, 2018, 2019 and 2020, respectively.